Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by the Dodd-Frank Act and Item 402(v) of Regulation S-K, the Pay Versus Performance disclosure that follows provides information about the relationship between (i) Compensation Actually Paid, as calculated in accordance with Item 402(v) of Regulation S-K (“CAP”) to our Principal Executive Officer (“PEO”) and non-PEO NEOs, and (ii) certain financial performance measures of the Company. The Compensation Committee did not consider the pay versus performance disclosure below in making its compensation decisions for any of the years shown. For further information concerning TrustCo’s pay-for-performance philosophy and how the Company aligns executive compensation with performance, please see the Compensation Discussion and Analysis beginning on page 24 of this proxy statement.
					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (in millions)(7)	ROAA(8)
2022	$3,354,577	$3,780,453	$1,559,192	$1,719,234	$98.11	$98.38	$75,234	1.22%
2021	$3,184,330	$3,402,912	$1,464,713	$1,612,100	$83.44	$118.61	$61,519	1.01%
2020	$3,157,062	$2,752,130	$1,595,503	$1,451,187	$80.26	$87.24	$52,452	0.94%
(1)
The amounts reported in this column reflect the total compensation reported for Mr. McCormick, our Chairman, President and CEO, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Executive Compensation Payments and Awards – 2022 Summary Compensation Table.

(2)
The amounts reported in this column represent the amount of Compensation Actually Paid to Mr. McCormick, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. McCormick during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McCormick’s total compensation for each year to determine the Compensation Actually Paid:

		Principal Executive Officer – Compensation Adjustments
Years	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Aggregate Equity Award Adjustments(b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits(c) ($)	Aggregate Pension Benefit Adjustments(d) ($)	Compensation Actually Paid to PEO ($)
2022	3,354,577	(725,004)	1,150,880	—	—	3,780,453
2021	3,184,330	(875,026)	1,093,608	—	—	3,402,912
2020	3,157,062	(725,004)	400,066	(79,994)	—	2,752,130
(a)
The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The Company has not granted any option awards since 2015.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

			Principal Executive Officer – Equity Adjustments
Years	Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Aggregate Equity Award Adjustments ($)
2022	716,427	197,933	—	236,520	—	—	1,150,880
2021	863,362	228,725	—	1,521	—	—	1,093,608
2020	767,584	(212,602)	—	(154,916)	—	—	400,066
(c)	The amounts in this column represent the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)	No adjustment for pension benefits is included in the table above.
(3)
The amounts in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. McCormick) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. McCormick) included for purposes of calculating the average amounts in each applicable year are as follows: Michael M. Ozimek. Scot R. Salvador, Robert M. Leonard, and Kevin M. Curley.

(4)
The amounts in this column represent the average amount of Compensation Actually Paid to the NEOs as a group (excluding Mr. McCormick), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned or paid to the NEOs as a group (excluding Mr. McCormick) during the applicable year. In accordance with the requirements of item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. McCormick) for each year to determine the average Compensation Actually Paid, using the same methodology described above in Footnote 2.

		Non-PEO Named Executive Officers – Compensation Adjustments
Years	Average Reported Summary Compensation Table Total for Non-PEO NEO's ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments(b) ($)	Average Compensation Actually Paid to Non -PEO NEO's ($)
2022	1,559,192	(275,027)	430,930	—	4,139	1,719,234
2021	1,464,713	(275,026)	358,694	—	63,719	1,612,100
2020	1,595,503	(275,003)	159,290	(46,592)	17,989	1,451,187
(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:
			Non-PEO Named Executive Officers – Equity Adjustments
Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	271,776	68,828	—	90,326	—	—	430,930
2021	271,360	86,753	—	581	—	—	358,694
2020	291,171	(79,828)	—	(52,053)	—	—	159,290
(b)	The amounts deducted or added in calculating the pension benefit adjustments are as follows:
Year	Non-PEO Named Executive Officers – Pension Adjustments		Total Average Pension Benefit Adjustments ($)
	Average Service Cost ($)	Average Prior Service Cost ($)
2022	4,139	—	4,139
2021	14,431	49,288	63,719
2020	17,989	—	17,989
(5)
Cumulative Total Shareholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the measurement period versus the beginning of the measurement period. “Measurement period” is defined as: for 2020, the one-year period from market close on December 31, 2019 through December 31, 2020; for 2021, the two-year period from market close on December 31, 2019 through December 31, 2021; and for 2022, the three-year period from market close on December 31, 2019 through December 31, 2022.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each measurement period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Banks. “Measurement period” is defined as: for 2020, the one-year period from market close on December 31, 2019 through December 31, 2020; for 2021, the two-year period from market close on December 31, 2019 through December 31, 2021; and for 2022, the three-year period from market close on December 31, 2019 through December 31, 2022.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
For each applicable year, ROAA is defined as that year’s net income as a percentage of average total assets for such year. While TrustCo uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, TrustCo has determined that ROAA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link Compensation Actually Paid to the Company’s NEO’s, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	ROAA
Named Executive Officers, Footnote [Text Block]
(3)
The amounts in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. McCormick) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. McCormick) included for purposes of calculating the average amounts in each applicable year are as follows: Michael M. Ozimek. Scot R. Salvador, Robert M. Leonard, and Kevin M. Curley.

Peer Group Issuers, Footnote [Text Block]
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each measurement period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Banks. “Measurement period” is defined as: for 2020, the one-year period from market close on December 31, 2019 through December 31, 2020; for 2021, the two-year period from market close on December 31, 2019 through December 31, 2021; and for 2022, the three-year period from market close on December 31, 2019 through December 31, 2022.

PEO Total Compensation Amount	$ 3,354,577	$ 3,184,330	$ 3,157,062
PEO Actually Paid Compensation Amount	$ 3,780,453	3,402,912	2,752,130
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The amounts reported in this column represent the amount of Compensation Actually Paid to Mr. McCormick, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. McCormick during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McCormick’s total compensation for each year to determine the Compensation Actually Paid:

		Principal Executive Officer – Compensation Adjustments
Years	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Aggregate Equity Award Adjustments(b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits(c) ($)	Aggregate Pension Benefit Adjustments(d) ($)	Compensation Actually Paid to PEO ($)
2022	3,354,577	(725,004)	1,150,880	—	—	3,780,453
2021	3,184,330	(875,026)	1,093,608	—	—	3,402,912
2020	3,157,062	(725,004)	400,066	(79,994)	—	2,752,130
(a)
The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The Company has not granted any option awards since 2015.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

			Principal Executive Officer – Equity Adjustments
Years	Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Aggregate Equity Award Adjustments ($)
2022	716,427	197,933	—	236,520	—	—	1,150,880
2021	863,362	228,725	—	1,521	—	—	1,093,608
2020	767,584	(212,602)	—	(154,916)	—	—	400,066
(c)	The amounts in this column represent the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)	No adjustment for pension benefits is included in the table above.

Non-PEO NEO Average Total Compensation Amount	$ 1,559,192	1,464,713	1,595,503
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,719,234	1,612,100	1,451,187
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The amounts in this column represent the average amount of Compensation Actually Paid to the NEOs as a group (excluding Mr. McCormick), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned or paid to the NEOs as a group (excluding Mr. McCormick) during the applicable year. In accordance with the requirements of item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. McCormick) for each year to determine the average Compensation Actually Paid, using the same methodology described above in Footnote 2.

		Non-PEO Named Executive Officers – Compensation Adjustments
Years	Average Reported Summary Compensation Table Total for Non-PEO NEO's ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments(b) ($)	Average Compensation Actually Paid to Non -PEO NEO's ($)
2022	1,559,192	(275,027)	430,930	—	4,139	1,719,234
2021	1,464,713	(275,026)	358,694	—	63,719	1,612,100
2020	1,595,503	(275,003)	159,290	(46,592)	17,989	1,451,187
(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:
			Non-PEO Named Executive Officers – Equity Adjustments
Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	271,776	68,828	—	90,326	—	—	430,930
2021	271,360	86,753	—	581	—	—	358,694
2020	291,171	(79,828)	—	(52,053)	—	—	159,290
(b)	The amounts deducted or added in calculating the pension benefit adjustments are as follows:
Year	Non-PEO Named Executive Officers – Pension Adjustments		Total Average Pension Benefit Adjustments ($)
	Average Service Cost ($)	Average Prior Service Cost ($)
2022	4,139	—	4,139
2021	14,431	49,288	63,719
2020	17,989	—	17,989

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of the Relationship between Pay and Performance
The following graphs provide visual representations of the relationship between both the CAP of our PEO and the average CAP of our non-PEO NEO’s and our (i) TSR, (ii) net income, and (iii) our Company-Selected Metric (“CSM”), ROAA. An additional graph depicts the relationship between our own TSR and a peer group TSR. CAP is influenced by numerous factors, including, but not limited to, the timing of new equity grants and outstanding award vesting, share price volatility during the fiscal year, mix of performance metrics, and other factors.

Compensation Actually Paid vs. Net Income [Text Block]
Description of the Relationship between Pay and Performance
The following graphs provide visual representations of the relationship between both the CAP of our PEO and the average CAP of our non-PEO NEO’s and our (i) TSR, (ii) net income, and (iii) our Company-Selected Metric (“CSM”), ROAA. An additional graph depicts the relationship between our own TSR and a peer group TSR. CAP is influenced by numerous factors, including, but not limited to, the timing of new equity grants and outstanding award vesting, share price volatility during the fiscal year, mix of performance metrics, and other factors.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of the Relationship between Pay and Performance
The following graphs provide visual representations of the relationship between both the CAP of our PEO and the average CAP of our non-PEO NEO’s and our (i) TSR, (ii) net income, and (iii) our Company-Selected Metric (“CSM”), ROAA. An additional graph depicts the relationship between our own TSR and a peer group TSR. CAP is influenced by numerous factors, including, but not limited to, the timing of new equity grants and outstanding award vesting, share price volatility during the fiscal year, mix of performance metrics, and other factors.

Total Shareholder Return Vs Peer Group [Text Block]
Description of the Relationship between Pay and Performance
The following graphs provide visual representations of the relationship between both the CAP of our PEO and the average CAP of our non-PEO NEO’s and our (i) TSR, (ii) net income, and (iii) our Company-Selected Metric (“CSM”), ROAA. An additional graph depicts the relationship between our own TSR and a peer group TSR. CAP is influenced by numerous factors, including, but not limited to, the timing of new equity grants and outstanding award vesting, share price volatility during the fiscal year, mix of performance metrics, and other factors.

Tabular List [Table Text Block]
Financial Performance Measures
The most important financial performance measures used by TrustCo to link Compensation Actually Paid to NEOs for the most recent fiscal year, to the Company’s performance are as follows:
•	Return on Average Assets
•	Adjusted Efficiency Ratio
•	Tier 1 Risk-Based Capital Ratio
•	Return on Average Equity
•	Earnings per Share

Total Shareholder Return Amount	$ 98.11	83.44	80.26
Peer Group Total Shareholder Return Amount	98.38	118.61	87.24
Net Income (Loss)	$ 75,234,000,000	$ 61,519,000,000	$ 52,452,000,000
Company Selected Measure Amount	0.0122	0.0101	0.0094
PEO Name	Mr. McCormick	Mr. McCormick	Mr. McCormick
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Assets
Non-GAAP Measure Description [Text Block]
(8)
For each applicable year, ROAA is defined as that year’s net income as a percentage of average total assets for such year. While TrustCo uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, TrustCo has determined that ROAA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link Compensation Actually Paid to the Company’s NEO’s, for the most recently completed fiscal year, to Company performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Efficiency Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Tier 1 Risk-Based Capital Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Equity
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per Share
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (725,004)	$ (875,026)	$ (725,004)
PEO [Member] | Aggregate Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,150,880	1,093,608	400,066
PEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	716,427	863,362	767,584
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	197,933	228,725	(212,602)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	236,520	1,521	(154,916)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(79,994)
PEO [Member] | Aggregate Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(275,027)	(275,026)	(275,003)
Non-PEO NEO [Member] | Aggregate Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	430,930	358,694	159,290
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	271,776	271,360	291,171
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	68,828	86,753	(79,828)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	90,326	581	(52,053)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(46,592)
Non-PEO NEO [Member] | Aggregate Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,139	63,719	17,989
Non-PEO NEO [Member] | Average Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,139	14,431	17,989
Non-PEO NEO [Member] | Average Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 49,288	$ 0